ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Matters, Lessee Accounting, Property and Equipment (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) Obligation	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation loss (in Dollars) | $	$ (1.2)	$ (0.1)	$ (5.4)
Number of performance obligations (in Obligation) | Obligation	1
Internal Use IT Equipment [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	3 years
Furniture, Fixtures [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	5 years
Telecommunications Equipment [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	5 years
Software Licenses [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	5 years
Maximum [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	7 years
Maximum [Member] | Office Building [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Operating lease term of contract	6 years
Maximum [Member] | Warehouse [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Operating lease term of contract	10 years
Minimum [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	3 years